Note 8 - Common Stock - Summary of Outstanding Warrants (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Feb. 28, 2015	Nov. 30, 2014	Sep. 23, 2014
Range One [Member]
Expiration Date	Sep. 23, 2019	Sep. 23, 2019
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 4.24	$ 4.24
Shares Outstanding Under Warrants (in shares)	110,550	116,800
Range Two [Member]
Expiration Date	Sep. 30, 2024	Sep. 30, 2024
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 4.24	$ 4.24
Shares Outstanding Under Warrants (in shares)	58,962	58,962
Range Three [Member]
Expiration Date	Oct. 13, 2019	Oct. 13, 2019
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 4.24	$ 4.24
Shares Outstanding Under Warrants (in shares)	29,000	29,625
Range Four [Member]
Expiration Date	Oct. 31, 2019	Oct. 31, 2019
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 4.24	$ 4.24
Shares Outstanding Under Warrants (in shares)	469	469
Range Five [Member]
Expiration Date	Nov. 12, 2019	Nov. 12, 2019
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 4.24	$ 4.24
Shares Outstanding Under Warrants (in shares)	12,500	12,500
Range Six [Member]
Expiration Date	Feb. 17, 2025	Feb. 17, 2025
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 4	$ 4
Shares Outstanding Under Warrants (in shares)	75,697	75,697
Range Seven [Member]
Expiration Date	Mar. 26, 2025	Mar. 26, 2025
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2.72	$ 2.72
Shares Outstanding Under Warrants (in shares)	1,454	1,454
Range Eight [Member]
Expiration Date	May 12, 2025	May 12, 2025
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 4.24	$ 4.24
Shares Outstanding Under Warrants (in shares)	36,229	36,229
Range Nine [Member]
Expiration Date	May 14, 2025	May 14, 2025
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2.96	$ 2.96
Shares Outstanding Under Warrants (in shares)	3,125	3,125
Range Ten [Member]
Expiration Date	May 17, 2020	May 17, 2020
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 4.24	$ 4.24
Shares Outstanding Under Warrants (in shares)	21,585	21,585
Range Eleven [Member]
Expiration Date	Dec. 16, 2025	Dec. 16, 2025
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 5.60	$ 5.60
Shares Outstanding Under Warrants (in shares)	26,875	26,875
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 4	$ 4.24	$ 4.24
Shares Outstanding Under Warrants (in shares)	401,446	383,321	75,697	47,751	117,535